Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc.* 10,481 $ 586,097
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.* 3,691 377,257
Radiant Logistics, Inc.* 6,436 36,106
413,363
Auto Components - 0.6%
Fox Factory Holding Corp.* 4,453 525,855
LCI Industries 2,679 300,637
Patrick Industries, Inc. 2,388 169,476
XPEL, Inc.* 2,910 221,364
1,217,332
Automobiles - 0.4%
Thor Industries, Inc. 5,656 539,186
Winnebago Industries, Inc. 3,214 204,668
743,854
Banks - 1.7%
Amalgamated Financial Corp. 2,804 64,352
Ameris Bancorp 6,339 298,947
Bancorp, Inc. (The)* 5,117 173,620
Business First Bancshares, Inc. 2,294 47,577
Capstar Financial Holdings, Inc. 2,003 34,872
Coastal Financial Corp.* 1,185 54,119
ConnectOne Bancorp, Inc. 3,587 85,263
Customers Bancorp, Inc.* 2,972 90,260
Esquire Financial Holdings, Inc. 745 34,672
FB Financial Corp. 4,290 161,132
First Bank 1,794 24,273
First Foundation, Inc. 5,154 80,042
Five Star Bancorp 1,576 42,489
Guaranty Bancshares, Inc. 1,091 35,981
John Marshall Bancorp, Inc. 1,287 31,840
Live Oak Bancshares, Inc. 4,020 137,605
Metrocity Bankshares, Inc. 2,313 46,769
Metropolitan Bank Holding Corp.* 998 59,261
Northeast Bank 763 36,014
Orrstown Financial Services, Inc. 975 24,131
Pacific Premier Bancorp, Inc. 8,685 280,873
Pathward Financial, Inc. 2,601 129,062
Premier Financial Corp. 3,251 81,340
QCR Holdings, Inc. 1,546 81,258
Sandy Spring Bancorp, Inc. 4,080 137,904
Seacoast Banking Corp. of Florida 5,620 180,458
Silvergate Capital Corp. - Class A* 2,894 41,210
Triumph Financial, Inc.* 2,237 124,668
Western Alliance Bancorp 9,956 750,384
3,370,376
Beverages - 1.5%
Coca-Cola Consolidated, Inc. 3,320 1,682,509
MGP Ingredients, Inc. 8,726 851,134
Vita Coco Co., Inc. (The)
#
,* 22,189 301,105
2,834,748
Biotechnology - 3.3%
Emergent BioSolutions, Inc.* 22,773 300,376

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Biotechnology - (continued)
Exelixis, Inc.* 147,243 $ 2,594,422
Halozyme Therapeutics, Inc.* 61,721 3,195,296
iTeos Therapeutics, Inc.* 16,239 339,395
6,429,489
Building Products - 3.3%
Advanced Drainage Systems, Inc. 10,783 1,087,358
Builders FirstSource, Inc.* 19,154 1,526,574
Fortune Brands Innovations, Inc. 16,690 1,076,672
Hayward Holdings, Inc.* 27,497 370,934
Insteel Industries, Inc. 2,535 76,024
Masterbrand, Inc.* 16,599 152,711
Simpson Manufacturing Co., Inc. 5,543 593,711
Trex Co., Inc.* 14,281 752,894
UFP Industries, Inc. 8,022 750,458
6,387,336
Capital Markets - 3.5%
Artisan Partners Asset Management, Inc. - Class A 6,208 228,579
B Riley Financial, Inc. 2,612 111,611
Coinbase Global, Inc. - Class A
#
,* 16,349 956,090
Cowen, Inc. - Class A 2,561 99,572
Evercore, Inc. - Class A 3,549 460,696
Hamilton Lane, Inc. - Class A 3,461 269,473
Houlihan Lokey, Inc. - Class A 4,557 451,462
Interactive Brokers Group, Inc. - Class A 9,401 751,516
MarketAxess Holdings, Inc. 3,441 1,252,008
Moelis & Co. - Class A 5,847 273,347
Open Lending Corp. - Class A* 11,546 101,258
Piper Sandler Cos. 1,630 231,623
PJT Partners, Inc. - Class A 2,232 178,627
StepStone Group, Inc. - Class A 5,673 165,595
Stifel Financial Corp. 9,715 654,888
TPG, Inc. 6,488 208,978
Victory Capital Holdings, Inc. - Class A 6,263 185,635
Virtus Investment Partners, Inc. 661 142,036
6,722,994
Chemicals - 2.3%
Origin Materials, Inc.
#
,* 38,785 234,649
Westlake Corp. 34,663 4,254,883
4,489,532
Commercial Services & Supplies - 1.6%
Aris Water Solution, Inc. - Class A 3,450 53,440
IAA, Inc.* 17,409 726,478
Rollins, Inc. 64,094 2,333,022
3,112,940
Communications Equipment - 1.8%
Ciena Corp.* 60,370 3,140,448
Clearfield, Inc.* 5,631 402,391
3,542,839
Construction & Engineering - 1.3%
Ameresco, Inc. - Class A* 4,414 284,571
Comfort Systems USA, Inc. 4,654 563,320
IES Holdings, Inc.* 2,671 106,332
MYR Group, Inc.* 2,160 213,970

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Construction & Engineering - (continued)
WillScot Mobile Mini Holdings Corp.* 27,186 $ 1,317,433
2,485,626
Construction Materials - 0.8%
Eagle Materials, Inc. 10,032 1,465,475
Consumer Finance - 0.3%
Credit Acceptance Corp.* 1,181 546,378
Upstart Holdings, Inc.* 7,485 139,820
686,198
Diversified Consumer Services - 0.6%
Service Corp. International 16,208 1,201,823
Diversified Financial Services - 0.9%
Alerus Financial Corp. 1,827 37,600
Corebridge Financial, Inc. 59,093 1,285,864
Jackson Financial, Inc. - Class A 7,591 334,307
1,657,771
Electric Utilities - 0.2%
NRG Energy, Inc. 10,547 360,918
Otter Tail Corp. 1,905 122,206
483,124
Electrical Equipment - 1.3%
Atkore, Inc.* 5,377 700,354
Encore Wire Corp. 2,387 385,333
Fluence Energy, Inc. - Class A
#
,* 14,876 359,107
Generac Holdings, Inc.* 8,245 994,347
2,439,141
Electronic Equipment, Instruments & Components - 4.0%
Insight Enterprises, Inc.* 14,194 1,599,948
Jabil, Inc. 54,867 4,314,192
Napco Security Technologies, Inc.* 14,974 433,797
Vontier Corp. 64,385 1,482,786
7,830,723
Entertainment - 0.5%
Sciplay Corp. - Class A* 5,054 85,867
World Wrestling Entertainment, Inc. - Class A 9,642 815,906
901,773
Equity Real Estate Investment Trusts (REITs) - 0.6%
Essential Properties Realty Trust, Inc. 8,016 204,248
Innovative Industrial Properties, Inc. 1,575 141,403
PotlatchDeltic Corp. 4,548 222,625
Rexford Industrial Realty, Inc. 10,331 655,708
1,223,984
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc.* 53,341 3,865,622
Ingles Markets, Inc. - Class A 5,706 542,070
4,407,692
Gas Utilities - 0.1%
National Fuel Gas Co. 4,188 243,155
Health Care Equipment & Supplies - 1.7%
Cue Health, Inc.
#
,* 68,213 178,718
LeMaitre Vascular, Inc. 10,043 473,829
QuidelOrtho Corp.* 30,148 2,580,970
Semler Scientific, Inc.* 3,122 122,414
3,355,931

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Providers & Services - 7.2%
AdaptHealth Corp. - Class A* 61,502 $ 1,317,988
Amedisys, Inc.* 14,832 1,433,661
AMN Healthcare Services, Inc.* 19,780 1,895,715
Chemed Corp. 6,787 3,428,385
Cross Country Healthcare, Inc.* 17,024 472,416
DocGo, Inc.
#
,* 46,938 469,380
Ensign Group, Inc. (The) 25,327 2,361,743
Fulgent Genetics, Inc.* 13,437 453,902
Joint Corp. (The)* 6,632 120,503
National Research Corp. 11,271 523,200
Progyny, Inc.* 42,399 1,458,102
13,934,995
Health Care Technology - 0.9%
Doximity, Inc. - Class A* 50,428 1,778,596
Hotels, Restaurants & Leisure - 0.3%
Wingstop, Inc. 3,152 499,497
Household Durables - 3.3%
Cavco Industries, Inc.* 938 249,602
Century Communities, Inc. 3,348 204,898
Cricut, Inc. - Class A
#
4,597 45,005
Dream Finders Homes, Inc. - Class A
#
,* 3,411 43,115
Green Brick Partners, Inc.* 4,851 151,351
Installed Building Products, Inc. 3,013 331,701
KB Home 9,018 346,742
LGI Homes, Inc.* 2,453 279,274
Lovesac Co. (The)* 1,600 41,184
M/I Homes, Inc.* 2,890 172,822
MDC Holdings, Inc. 7,509 283,540
Meritage Homes Corp.* 3,854 415,037
PulteGroup, Inc. 24,007 1,365,758
Skyline Champion Corp.* 5,998 353,582
Sonos, Inc.* 13,350 246,174
Taylor Morrison Home Corp. - Class A* 11,417 408,729
Toll Brothers, Inc. 11,942 710,429
TopBuild Corp.* 3,369 674,002
6,322,945
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc.* 5,260 102,465
Insurance - 1.8%
BRP Group, Inc. - Class A* 5,615 160,870
F&G Annuities & Life, Inc. 1,692 36,310
Fidelity National Financial, Inc. 24,932 1,097,756
First American Financial Corp. 9,466 585,661
Kinsale Capital Group, Inc. 2,110 587,508
Old Republic International Corp. 27,818 734,117
Palomar Holdings, Inc.* 2,306 117,860
Stewart Information Services Corp. 2,479 118,422
3,438,504
Interactive Media & Services - 0.9%
Bumble, Inc. - Class A* 28,878 743,609
Cargurus, Inc. - Class A* 22,923 404,591
Shutterstock, Inc. 7,975 600,278
1,748,478

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Internet & Direct Marketing Retail - 0.1%
Revolve Group, Inc. - Class A* 4,292 $ 122,494
IT Services - 0.7%
International Money Express, Inc.* 15,103 343,744
TTEC Holdings, Inc. 19,242 978,264
1,322,008
Leisure Products - 0.3%
AMMO, Inc.
#
,* 12,376 30,693
Johnson Outdoors, Inc. - Class A 944 64,626
Malibu Boats, Inc. - Class A* 2,143 129,844
YETI Holdings, Inc.* 9,089 406,824
631,987
Life Sciences Tools & Services - 7.9%
Bio-Rad Laboratories, Inc. - Class A* 13,414 6,270,508
Maravai LifeSciences Holdings, Inc. - Class A* 60,045 880,260
Medpace Holdings, Inc.* 14,196 3,138,310
QIAGEN NV* 103,654 5,079,046
15,368,124
Machinery - 1.8%
Graco, Inc. 21,934 1,498,531
Mueller Industries, Inc. 7,400 485,070
Toro Co. (The) 13,561 1,512,323
3,495,924
Marine - 0.2%
Matson, Inc. 4,917 325,112
Media - 1.0%
Nexstar Media Group, Inc. - Class A 8,397 1,719,454
PubMatic, Inc. - Class A* 9,614 147,382
1,866,836
Metals & Mining - 3.2%
Cleveland-Cliffs, Inc.* 140,054 2,990,153
Commercial Metals Co. 31,892 1,730,779
MP Materials Corp.* 48,255 1,568,770
6,289,702
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 8,134 300,226
Oil, Gas & Consumable Fuels - 1.8%
Evolution Petroleum Corp. 7,730 48,235
Hess Midstream LP - Class A 10,087 311,487
HighPeak Energy, Inc.
#
25,942 725,338
Matador Resources Co. 27,088 1,792,142
Viper Energy Partners LP 17,242 547,434
3,424,636
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. 19,485 1,326,734
Personal Products - 1.1%
Medifast, Inc. 4,344 484,139
Olaplex Holdings, Inc.* 257,582 1,625,342
2,109,481
Pharmaceuticals - 0.9%
Corcept Therapeutics, Inc.* 49,139 1,123,318
Innoviva, Inc.* 31,853 402,940
SIGA Technologies, Inc. 33,334 244,338
1,770,596

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - 0.6%
Korn Ferry 6,947 $ 375,069
NV5 Global, Inc.* 2,025 269,912
TriNet Group, Inc.* 8,098 610,994
1,255,975
Real Estate Management & Development - 0.1%
Douglas Elliman, Inc. 4,574 21,315
eXp World Holdings, Inc.
#
8,597 134,027
155,342
Road & Rail - 3.5%
ArcBest Corp. 3,178 265,204
Knight-Swift Transportation Holdings, Inc. - Class A 20,914 1,236,018
Landstar System, Inc. 4,675 807,980
RXO, Inc.* 14,982 274,470
Saia, Inc.* 3,444 939,455
U-Haul Holding Co. (Non-Voting) 25,542 1,578,240
U-Haul Holding Co. (Voting)
#
25,472 1,707,388
6,808,755
Semiconductors & Semiconductor Equipment - 9.7%
Alpha & Omega Semiconductor Ltd.* 11,169 368,130
Amkor Technology, Inc. 99,831 2,921,055
Axcelis Technologies, Inc.* 13,386 1,471,791
Diodes, Inc.* 18,529 1,652,601
FormFactor, Inc.* 31,389 883,286
MKS Instruments, Inc. 27,102 2,773,077
Onto Innovation, Inc.* 20,178 1,587,000
Power Integrations, Inc. 23,309 2,006,672
Qorvo, Inc.* 41,318 4,489,614
Ultra Clean Holdings, Inc.* 18,540 623,871
18,777,097
Software - 8.0%
Alarm.com Holdings, Inc.* 20,339 1,090,170
Fair Isaac Corp.* 8,976 5,977,567
Paylocity Holding Corp.* 22,688 4,725,684
Qualys, Inc.* 15,480 1,785,773
SPS Commerce, Inc.* 14,688 1,998,743
15,577,937
Specialty Retail - 3.9%
Academy Sports & Outdoors, Inc. 8,414 491,546
America's Car-Mart, Inc.* 670 57,714
Asbury Automotive Group, Inc.* 2,332 513,040
Boot Barn Holdings, Inc.* 3,140 262,158
Dick's Sporting Goods, Inc. 6,305 824,442
Five Below, Inc.* 5,849 1,153,013
Floor & Decor Holdings, Inc. - Class A* 11,182 1,014,990
Hibbett, Inc. 1,349 89,520
Leslie's, Inc.* 19,287 298,756
Lithia Motors, Inc. - Class A 2,880 758,016
MarineMax, Inc.* 2,288 71,500
OneWater Marine, Inc. - Class A* 1,489 48,750
RH* 2,500 779,975
Shoe Carnival, Inc. 2,910 79,472
Sleep Number Corp.* 2,318 79,693
Sportsman's Warehouse Holdings, Inc.* 4,096 38,625

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Williams-Sonoma, Inc. 7,031 $ 948,763
7,509,973
Technology Hardware, Storage & Peripherals - 1.1%
Corsair Gaming, Inc.* 39,117 615,310
Super Micro Computer, Inc.* 21,567 1,559,941
2,175,251
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc.* 6,507 792,357
Deckers Outdoor Corp.* 2,789 1,192,242
1,984,599
Thrifts & Mortgage Finance - 0.7%
Bridgewater Bancshares, Inc.* 2,522 39,242
Essent Group Ltd. 9,845 433,476
Hingham Institution For Savings The 195 57,006
Home Bancorp, Inc. 757 29,069
Merchants Bancorp 3,940 113,354
NMI Holdings, Inc. - Class A* 7,640 177,477
PennyMac Financial Services, Inc. 4,578 308,649
Walker & Dunlop, Inc. 3,016 287,666
1,445,939
Trading Companies & Distributors - 1.7%
BlueLinx Holdings, Inc.* 1,176 102,100
Boise Cascade Co. 5,133 384,821
Custom Truck One Source, Inc.* 32,093 227,219
GMS, Inc.* 5,518 327,328
SiteOne Landscape Supply, Inc.* 5,870 889,364
Watsco, Inc. 5,066 1,455,816
3,386,648
Water Utilities - 0.3%
Essential Utilities, Inc. 12,008 561,134
Total Common Stocks (cost $182,752,111) 194,051,306
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 4.4792%
∞
(cost $49,598) 49,582 49,597
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.0105%
£,∞
2,190,701 2,190,701
Time Deposits - 0.3%
Royal Bank of Canada, 4.2251%, 2/1/23 $ 547,675 547,675
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,738,376) 2,738,376
Total Investments (total cost $185,540,085 ) - 101.4% 196,839,279
Liabilities, net of Cash, Receivables and Other Assets - (1.4%) (2,733,573)
Net Assets - 100.0% $194,105,706

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 191,760,233 97.4%
Netherlands 5,079,046 2.6
Total $ 196,839,279 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.0105%
∞
$ 17,544
Δ
$ – $ – $ 2,190,701
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.0105%
∞
$ 1,722,783 $ 8,450,138 $ (7,982,220) $ 2,190,701

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

LLC Limited Liability Company
LP Limited Partnership
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2023.
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 194,051,306 $ — $ —
Investment Companies 49,597 — —
Investments Purchased with Cash Collateral from Securities
Lending — 2,738,376 —
Total Assets $ 194,100,903 $ 2,738,376 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70328 03-23